General (Tables)	12 Months Ended
Dec. 31, 2013
Frisk Software, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	202
Trade receivables	36
Prepaid expenses and other receivables	287
Property and equipment	64
Intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340

Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization
The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization (in thousands):

	Fair value	%

Trademark	$984	10.0
Intellectual property	1,266	6.7

Total intangible assets	$2,250

Eleven GMBH [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$3,297
Trade receivables	846
Prepaid expenses and other receivables	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

Schedule of Components Of Intangible Assets With Annual Rates Of Amortization
The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

(in thousands)	Fair value	%

Trademark	$671	10.0
Customer relations	3,037	Accelerated method
Technology	4,611	10.0
In-process R&D (*)	781	(*)

Total intangible assets	$9,100

(*)
The in-process research and development ("IPR&D") is amortized when the development is completed. Commencing January 2013, the Company began amortizing a portion of the IPR&D related to the development of a specific product which had become available for general release. The Company determined an estimated useful life of ten years to the developed technology. A total cost of $169 thousand was assigned to the Technology component and amortization expenses of $16 thousand were recorded in the statements of income (loss) under cost of revenues.